JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 86.8%
Fixed Income — 31.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	76,123	802,335
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	45,431	337,098
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,653	23,450
JPMorgan High Yield Fund Class R6 Shares (a)	18,565	122,901
JPMorgan Income Fund Class R6 Shares (a)	22,991	197,496
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	4,719	44,265
Total Fixed Income		1,527,545
International Equity — 8.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,152	103,425
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,228	75,080
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,240	78,337
JPMorgan International Equity Fund Class R6 Shares (a)	4,354	91,835
JPMorgan International Focus Fund Class R6 Shares (a)	2,319	63,191
Total International Equity		411,868
U.S. Equity — 46.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,978	155,597
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	6,042	485,832
JPMorgan Large Cap Value Fund Class R6 Shares (a)	14,360	312,198
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,347	70,852
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	443	26,715
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,260	37,269
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,011	496,198
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,057	174,813
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	6,816	306,569
JPMorgan Value Advantage Fund Class R6 Shares (a)	4,136	172,039
Total U.S. Equity		2,238,082
Total Investment Companies (Cost $2,892,906)		4,177,495
Exchange-Traded Funds — 12.2%
Fixed Income — 1.0%
JPMorgan Limited Duration Bond ETF (a)	895	46,652
International Equity — 7.5%
JPMorgan Global Select Equity ETF (a)	1,493	93,554
JPMorgan International Research Enhanced Equity ETF (a)	4,081	269,519
Total International Equity		363,073
U.S. Equity — 3.7%
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	2,896	176,530
Total Exchange-Traded Funds (Cost $443,354)		586,255

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $52,129)	52,129	52,129
Total Investments — 100.1% (Cost $3,388,389)		4,815,879
Liabilities in Excess of Other Assets — (0.1)%		(3,621)
NET ASSETS — 100.0%		4,812,258

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$4,815,879	$—	$—	$4,815,879
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$773,080	$22,325	$25,975	$(4,290)	$37,195	$802,335	76,123	$8,037	$—

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$325,829	$10,773	$13,190	$(2,292)	$15,978	$337,098	45,431	$4,092	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	21,999	328	—	—	1,123	23,450	3,653	329	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	98,981	—	—	—	4,444	103,425	3,152	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	70,557	—	—	—	4,523	75,080	4,228	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	142,605	781	—	—	12,211	155,597	5,978	781	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	73,768	—	—	—	4,569	78,337	2,240	—	—
JPMorgan Global Select Equity ETF (a)	75,944	13,521	—	—	4,088	93,554	1,493	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	116,384	2,108	—	—	4,409	122,901	18,565	2,108	—
JPMorgan Income Fund Class R6 Shares (a)	190,276	7,190	4,510	(582)	5,122	197,496	22,991	2,911	—
JPMorgan International Equity Fund Class R6 Shares (a)	86,957	—	—	—	4,878	91,835	4,354	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	60,849	—	—	—	2,342	63,191	2,319	—	—
JPMorgan International Research Enhanced Equity ETF (a)	255,428	2,261	2,358	184	14,004	269,519	4,081	—	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	485,971	—	11,653	3,997	7,517	485,832	6,042	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	266,252	20,736	—	—	25,210	312,198	14,360	1,339	—
JPMorgan Limited Duration Bond ETF (a)	45,802	—	—	—	850	46,652	895	520	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	64,124	4,511	—	—	2,217	70,852	1,347	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	42,700	440	—	—	1,125	44,265	4,719	440	—
JPMorgan Small & Mid Cap Enhanced Equity ETF (a)	164,021	—	—	—	12,510	176,530	2,896	—	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,350	—	—	—	2,365	26,715	443	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	40,724	136	7,075	1,939	1,545	37,269	1,260	136	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	492,674	907	24,589	9,201	18,005	496,198	19,011	908	—
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	165,986	2,256	—	—	6,571	174,813	2,057	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b)	51,097	54,494	53,462	—	—	52,129	52,129	675	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	295,521	796	5,283	1,899	13,636	306,569	6,816	796	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	156,324	—	—	—	15,715	172,039	4,136	—	—
Total	$4,588,203	$143,563	$148,095	$10,056	$222,152	$4,815,879		$23,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
*	Non-income producing security.